UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2012

Date of reporting period:  April 30, 2012

Item 1. Report to Stockholders.

Semi-Annual Report

For the period ended
April 30, 2012

EDGAR LOMAX VALUE FUND

Semi-Annual Report
April 30, 2012

Dear Fellow Shareholder:

Since our last report to you six months ago, the Edgar Lomax Value Fund has experienced further success on two fronts.  First, the Fund’s “blue-chip” stock portfolio delivered a solid positive return of 9.57% during the period from November 1, 2011 through April 30, 2012.  In comparison, during the same period the S&P 500 rose 12.77% and the S&P 500/Citigroup Value returned 13.14%, as beaten down names in the indexes saw a snapback from their mid-2011 losses.  Second, rising stock prices and new investors helped bring the Fund’s total assets to $36 million as of April 30.  The following table summarizes the Fund’s average annual total returns (through this past April 30) for several periods:

	Fund	Citigroup Value	S&P 500
1-year	5.61%	1.29%	4.76%
5-year	-0.10%	-1.91%	1.01%
10-year	4.07%	4.39%	4.71%
Since-inception (12/12/1997)	4.60%	4.27%	4.54%

Please note that the Fund outperformed its “value” benchmark over the 1- and 5-year periods; over the longest period (since-inception), we outpaced both indexes.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524 or visiting www.edgarlomax.com.  Before deducting fees that the Advisor contractually waived or expenses of the Fund that the Advisor absorbed, the gross expense ratio is 1.52%*; however, after such waivers or absorptions by the Advisor, the Fund’s net expense ratio is 0.99%.”

The first half of the Fund’s fiscal year presented an economic and stock market environment remarkably similar to the same period one year ago.  At that time, we wrote of the government’s heavy intervention in the economy (through the Federal Reserve’s “money printing” program called Quantitative Easing) and of a resulting surging stock market that, in our opinion, was masking the still fragile state of the economy.  We went on to express our belief that the Fund’s ability to navigate such an environment was good.  Fortunately, we were correct.  Please refer to our Annual Report of October 31, 2011 (on the web at www.edgarlomax.com) for a discussion of the Fund’s performance last fiscal year.

____________________

*
Figures are from the Fund’s prospectus dated 2/28/12.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (excluding “Acquired Funds Fees and Expenses and extraordinary expenses”) through at least 2/28/13.  In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the Citigroup Value.  While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so.

Many analysts would argue that the current situation is worse . . . . that the Federal Reserve has expended much of its ammunition in propping up asset values and that the economy’s growth is a bit slower than last spring.  Even if only partially accurate, what should investors do?  We continue to believe that large “value” stocks hold the potential for relatively strong performance over the long term and during shorter-term sharply declining markets.  Consequently, in building the Fund’s portfolio, we focus intensely on companies with relatively low debt on their balance sheets, consistent histories of profitability, generous dividend yields and low prices relative to earnings.

The “Schedule of Investments” included in this report provides a comprehensive list of our holdings.  They are some of the biggest players in the economy and generally meet the criteria just described above.  So, how did they perform during the recent six months?  One of our favorite and, therefore, largest holdings is Intel, which rose nearly 18%.  Intel has delivered strong profits of late and has a rock solid balance sheet.  We had a similar experience with the Telecommunications Services sector, particularly with AT&T.  It rose just over 15% and currently pays a 5% dividend yield, compared to an S&P 500 yield of just over 2% as of April 30, 2012.  On the flip side, relatively steady profits and fat dividends in the Utilities sector did not prove to be attractive to other investors during the half-year period.  While the group declined about 2% in the period, we will gladly hold our positions—enjoying a roughly 5% dividend yield on the utility positions that we hold while we wait for others to notice these companies’ solid investment potential.

Although we may have said it many times, we truly appreciate the confidence you have shown in us through your investment in the Fund.  We promise to continue working hard as we endeavor to bring you the results you deserve.

Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager

____________________

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk; principal loss is possible.  Growth stocks typically are more volatile than value stocks; however, value stocks have lower expected growth rate in sales and earnings.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The opinions expressed are those of the investment advisor, are subject to change, and forecasts made cannot be guaranteed.  Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  The S&P 500/Citigroup Value Index is a capitalization-weighted index of stocks in the S&P 500 Index which exhibit strong value characteristics.  You cannot invest directly in an index.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/11 – 4/30/12).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.99% per the advisory agreement. The Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P 500® Value Index (see Note 4 of the Notes to Financial Statements). The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2012, the Fund’s aggregate annual operating expenses were 0.99%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12
Actual	$1,000.00	$1,095.70	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at April 30, 2012 (Unaudited)

Alumina and Aluminum Production and Processing - 3.7%
Beverage and Tobacco Product Manufacturing - 3.0%
Building Material and Garden Equipment - 0.9%
Chemical Manufacturing - 14.7%
Computer and Electronic Product Manufacturing - 11.4%
Depository Credit Intermediation - 1.8%
Diversified Financials - 1.4%
Food Manufacturing - 1.0%
General Merchandise Stores - 3.5%
Health and Personal Care Stores - 2.8%
Insurance Carriers and Related Activities - 6.0%
Machinery Manufacturing - 3.7%
Management of Companies and Enterprises - 1.7%
Materials - 0.5%
Medical Equipment and Supplies Manufacturing - 3.2%
Motion Picture and Sound Recording Industries - 1.4%
Oil and Gas Extraction - 2.7%
Other Electrical Equipment and Component Manufacturing - 0.5%
Petroleum and Coal Products Manufacturing - 10.5%
Pipeline Transportation of Natural Gas - 0.6%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.7%
Semiconductor and Other Electronic Component Manufacturing - 1.3%
Software Publishers - 1.3%
Support Activities for Mining - 1.1%
Telecommunications - 5.5%
Transportation and Warehousing - 1.3%
Transportation Equipment Manufacturing - 1.7%
Utilities - 6.9%
Money Market Funds - 3.2%

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited)

Shares	COMMON STOCKS: 96.89%	Value
	Alumina and Aluminum Production and Processing - 3.67%
135,300	Alcoa, Inc.	$1,316,469
	Beverage and Tobacco Product Manufacturing - 3.01%
4,950	Altria Group, Inc.	159,440
9,900	Coca Cola Co.	755,568
2,500	PepsiCo, Inc.	165,000
		1,080,008
	Building Material and Garden Equipment - 0.87%
9,900	Lowe’s Companies, Inc.	311,553
	Chemical Manufacturing - 14.73%
2,900	Abbott Laboratories	179,974
9,600	Avon Products, Inc.	207,360
4,800	Bristol-Myers Squibb Co.	160,176
19,238	E. I. du Pont de Nemours and Co.	1,028,463
10,200	Johnson & Johnson	663,918
26,600	Merck & Co., Inc.	1,043,784
59,402	Pfizer, Inc.	1,362,088
10,100	Procter & Gamble Co.	642,764
		5,288,527
	Computer and Electronic Product Manufacturing - 11.44%
45,500	Hewlett-Packard Co.	1,126,580
62,900	Intel Corp.	1,786,360
22,100	Raytheon Co.	1,196,494
		4,109,434
	Depository Credit Intermediation - 1.75%
2,600	Capital One Financial Corp.	144,248
11,300	JPMorgan Chase & Co.	485,674
		629,922
	Diversified Financials - 1.38%
21,000	Bank of New York Mellon Corp.	496,650

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited), continued

Shares	COMMON STOCKS: 96.89%	Value
	Food Manufacturing - 0.96%
3,100	HJ Heinz Co.	$165,261
4,483	Kraft Foods, Inc. - Class A	178,737
		343,998
	General Merchandise Stores - 3.46%
35,400	Walgreen Co.	1,241,124
	Health and Personal Care Stores - 2.79%
6,200	CVS Caremark Corp.	276,644
12,300	Wal-Mart Stores, Inc.	724,593
		1,001,237
	Insurance Carriers and Related Activities - 5.99%
33,500	The Allstate Corp.	1,116,555
18,400	UnitedHealth Group, Inc.	1,033,160
		2,149,715
	Machinery Manufacturing - 3.73%
8,600	Baker Hughes, Inc.	379,346
49,000	General Electric Co.	959,420
		1,338,766
	Management of Companies and Enterprises - 1.73%
10,300	American Express Co.	620,163
	Materials - 0.51%
9,000	Weyerhaeuser Co.	183,240
	Medical Equipment and Supplies Manufacturing - 3.20%
1,400	3M Co.	125,104
2,200	Baxter International, Inc.	121,902
23,600	Medtronic, Inc.	901,520
		1,148,526
	Motion Picture and Video Industries - 1.40%
13,400	Time Warner, Inc.	501,964

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited), continued

Shares	COMMON STOCKS: 96.89%	Value
	Oil and Gas Extraction - 2.68%
4,600	Apache Corp.	$441,324
5,700	Occidental Petroleum Corp.	519,954
		961,278
	Other Electrical Equipment and Component Manufacturing - 0.53%
3,600	Emerson Electric Co.	189,144
	Petroleum and Coal Products Manufacturing - 10.54%
11,400	Chevron Corp.	1,214,784
23,000	ConocoPhillips	1,647,490
10,700	Exxon Mobil Corp.	923,838
		3,786,112
	Pipeline Transportation of Natural Gas - 0.59%
6,200	Williams Cos., Inc.	210,986
	Resin, Synthetic Rubber, and Artificial Synthetic
	Fibers and Filaments Manufacturing - 2.73%
29,000	Dow Chemical Co.	982,520
	Semiconductor and Other Electronic
	Component Manufacturing - 1.28%
14,400	Texas Instruments, Inc.	459,936
	Software Publishers - 1.29%
14,500	Microsoft Corp.	464,290
	Support Activities for Mining - 1.15%
12,100	Halliburton Co.	414,062
	Telecommunications - 5.55%
40,100	AT&T, Inc.	1,319,691
16,700	Verizon Communications, Inc.	674,346
		1,994,037
	Transportation & Warehousing - 1.34%
5,300	Lockheed Martin Corp.	479,862

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited), continued

Shares	COMMON STOCKS: 96.89%	Value
	Transportation Equipment Manufacturing - 1.65%
8,800	General Dynamics Corp.	$594,000
	Utilities - 6.94%
10,400	American Electric Power Co., Inc.	403,936
14,700	Entergy Corp.	963,732
24,600	Exelon Corp.	959,646
3,600	Southern Co.	165,384
		2,492,698
	TOTAL COMMON STOCKS (Cost $31,280,731)	34,790,221

Shares	SHORT-TERM INVESTMENTS - 3.22%	Value
1,156,412	Invesco STIT-STIC Prime Portfolio, 0.12% (a)	1,156,412
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,156,412)	1,156,412

	TOTAL INVESTMENTS IN SECURITIES
	(Cost ($32,437,143) - 100.11%	35,946,633
	Liabilities in Excess of Other Assets - (0.11)%	(39,882)
	NET ASSETS - 100.00%	$35,906,751

(a) Rate shown is the 7-day yield as of April 30, 2012.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2012 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $32,437,143)	$35,946,633
Receivables
Dividends and interest	61,934
Fund shares sold	48,715
Prepaid expenses	16,926
Total assets	36,074,208

LIABILITIES
Payables
Fund shares redeemed	120,447
Advisory fees	12,134
Administration fees	11,984
Audit fees	8,553
Transfer agent fees and expenses	7,759
Fund accounting fees	3,100
Shareholder reporting	1,352
Chief Compliance Officer fee	1,147
Legal fees	981
Total liabilities	167,457

NET ASSETS	$35,906,751

Net asset value, offering and redemption price per share
[$35,906,751/3,225,849 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$11.13

COMPONENTS OF NET ASSETS
Paid-in capital	$33,462,926
Undistributed net investment income	256,431
Accumulated net realized loss on investments	(1,322,096)
Net unrealized appreciation on investments	3,509,490
Net assets	$35,906,751

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the period ended April 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$493,391
Interest	551
Total investment income	493,942

EXPENSES
Advisory fees (Note 4)	129,817
Adminstration fees (Note 4)	32,495
Transfer agent fees and expenses (Note 4)	18,425
Fund accounting fees (Note 4)	11,788
Registration fees	9,534
Audit fees	8,553
Legal fees	5,471
Chief Compliance Officer fee (Note 4)	3,481
Trustee fees	2,941
Custody fees (Note 4)	2,706
Insurance expense	1,700
Reports to shareholders	1,091
Other expenses	1,766
Total expenses	229,768
Less: advisory fee waiver (Note 4)	(69,120)
Net expenses	160,648
Net investment income	333,294

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,128,506
Net change in unrealized appreciation on investments	433,880
Net realized and unrealized gain on investments	2,562,386
Net Increase in Net Assets Resulting from Operations	$2,895,680

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$333,294	$588,529
Net realized gain on investments	2,128,506	1,538,739
Net change in unrealized appreciation on investments	433,880	463,159
Net increase in net assets resulting from operations	2,895,680	2,590,427

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(634,243)	(506,979)
Total distributions to shareholders	(634,243)	(506,979)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	5,256,737	1,610,342
Total increase in net assets	7,518,174	3,693,790

NET ASSETS
Beginning of period	28,388,577	24,694,787
End of period	$35,906,751	$28,388,577

Undistributed net investment income at end of period	$256,431	$557,380

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2012		Year Ended
	(Unaudited)		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	719,505	$7,742,496	888,553	$8,869,893
Shares issued on reinvestments of distributions	62,773	633,378	51,931	506,325
Shares redeemed	(288,825)	(3,119,137)	(785,623)	(7,765,876)
Net increase	493,453	$5,256,737	154,861	$1,610,342

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended
	April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.39		$9.58	$8.41	$8.35	$14.59	$13.57

Income from investment operations:
Net investment income	0.11		0.24	0.23	0.20	0.32	0.35
Net realized and unrealized
gain (loss) on investments	0.86		0.79	1.14	0.17	(4.93)	1.23
Total from investment operations	0.97		1.03	1.37	0.37	(4.61)	1.58

Less distributions:
From net investment income	(0.23)		(0.22)	(0.20)	(0.31)	(0.38)	(0.26)
From net realized gain on investments	—		—	—	—	(1.25)	(0.30)
Total distributions	(0.23)		(0.22)	(0.20)	(0.31)	(1.63)	(0.56)

Net asset value, end of period	$11.13		$10.39	$9.58	$8.41	$8.35	$14.59

Total return	9.57	%‡	10.92%	16.52%	5.05%	-34.86%	11.96%

Ratios/supplemental data:
Net assets, end of period (thousands)	$35,907		$28,389	$24,695	$20,692	$16,603	$26,408

Ratio of expenses to average net assets:
Before fees waived
and expenses absorbed	1.42	%†	1.52%	1.60%	1.71%	1.60%	1.23%
After fees waived
and expenses absorbed	0.99	%†	0.99%	0.94%	0.92%	0.50%	0.50%

Ratio of net investment income
to average net assets:
Before fees waived
and expenses absorbed	1.63	%†	1.65%	1.65%	1.90%	1.77%	1.64%
After fees waived
and expenses absorbed	2.06	%†	2.18%	2.31%	2.69%	2.87%	2.37%

Portfolio turnover rate	47.58	%‡	39.50%	54.45%	66.18%	62.83%	51.37%

†Annualized
‡Not Annualized

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek growth of capital, with a secondary objective of providing income.  The Fund began operations on December 12, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), continued

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

G.
Regulated Investment Company Modernization Act:  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2012:

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry, and Hunting	$183,240	$—	$—	$183,240
Finance and Insurance	3,896,450	—	—	3,896,450
Information	2,960,291	—	—	2,960,291
Manufacturing	20,474,538	—	—	20,474,538
Mining	1,375,340	—	—	1,375,340
Retail Trade	2,553,914	—	—	2,553,914
Transportation and Warehousing	210,986			210,986
Utilities	2,492,698	—	—	2,492,698
Wholesale Trade	642,764			642,764
Total Common Stocks	34,790,221	—	—	34,790,221
Short-Term Investments	1,156,412	—	—	1,156,412
Total Investments in Securities	$35,946,633	$—	$—	$35,946,633

Refer to the Fund’s Schedule of Investments for additional information. Transfers between levels are recognized at the end of the reporting period. During the six months ended April 30, 2012, the Fund recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended April 30, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2012, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), continued

of the Fund. Effective March 31, 2004, the Advisor has agreed to voluntarily waive a portion of its advisory fees due from the Fund based upon the Fund’s performance versus the “S&P 500 Value Index.”  Through February 28, 2006, the performance of the S&P 500 Value Index was that of the S&P/Barra Value Index. Thereafter, it is the performance of the S&P 500/Citigroup Value Index (which Standard & Poor’s chose to replace the S&P 500/Barra Value Index). The Advisor intends to waive a portion of its advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2012, the Fund incurred $129,817 in advisory fees, of which the Advisor voluntarily waived $0.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.99% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2012, the Advisor reduced its advisory fees in the amount of $69,120; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2012	$124,519
2013	140,136
2014	144,540
2015	69,120
$478,315

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended April 30, 2012, the Fund incurred $32,495 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the six months ended April 30, 2012, the Fund incurred $11,788 in fund accounting fees and $14,109 in transfer

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), continued

agent fees excluding transfer agency out-of-pocket expenses.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended April 30, 2012, the Fund incurred $2,706 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended April 30, 2012, the Fund was allocated $3,481 of the Chief Compliance Officer fee.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $19,670,638 and $14,983,625, respectively.

NOTE 6 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Net investment income	$634,243	$506,979

Ordinary income distributions may include short-term capital gains.

As of October 31, 2011, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Cost of investments (a)	$25,445,291
Gross tax unrealized appreciation	$3,745,742
Gross tax unrealized depreciation	(786,924)
Net tax unrealized appreciation	2,958,818
Undistributed ordinary income	557,380
Undistributed long-term capital gain	—
Total distributable earnings	557,380
Other accumulated gains/(losses)	(3,333,810)
Total accumulated earnings/(losses)	$182,388

(a)	The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2012 (Unaudited), continued

At October 31, 2011, the Fund had capital loss carryforwards which expire as follows:

Capital Loss
Carryover	Expires
$3,333,810	2017

To the extent the Fund realizes future net capital gains, the gains will be offset by any available capital loss carryforward.

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at April 30, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0524 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreement for the Edgar Lomax Value Fund with the Advisor for another annual term.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of August 31, 2011 on both an absolute basis, and in comparison to its peer funds as classified by Lipper and Morningstar.

The Board noted that the Fund’s performance, with regard to its respective Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods, except that for the Morningstar comparative universe, it was below the peer group median and average for the ten-year period.  The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed, among other things, comparisons to its Lipper peer funds

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

and to separate accounts for other types of clients advised by the Advisor, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate account clients invested in the Fund.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of no more than 0.99% (the “Expense Cap”).  Additionally, the Board noted that the Advisor had voluntarily waived advisory fees or reimbursed Fund expenses whenever the Fund’s three-year or five-year average annual total return was less than that of a specific index.  The Board noted that the Fund’s total expense ratio was below the peer group median and average both before and after the adjustment of the peer group to include only funds of a similar asset size.  Additionally, the Board noted that the contractual advisory fee was above its peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, in addition to the voluntary expense limitation, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were substantially less than the peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Fund’s total expense ratios have declined since the Fund’s inception due to growth of assets.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the Expense Cap.  The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for “soft dollars.”  The Board also considered that the Fund does not charge any Rule 12b-1 fees.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Edgar Lomax Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Edgar Lomax Value Fund would be in the best interest of the Fund and its shareholders.

EDGAR LOMAX VALUE FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
The Edgar Lomax Company
6564 Loisdale Court, Suite 310
Springfield, VA 22150
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings, LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus please call 866-205-0524.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/2/12

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    7/2/12

* Print the name and title of each signing officer under his or her signature.